Trade and other receivables - Summary of ageing receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Aging Of Trade And Other Receivables Past Due But Not Impaired [Line Items]
Trade receivables	$ 2,315	$ 2,283
Trade receivables past due but not impaired [Member]
Disclosure Of Aging Of Trade And Other Receivables Past Due But Not Impaired [Line Items]
Trade receivables	145	230
Trade receivables past due but not impaired [Member] | Less than 30 days overdue [member]
Disclosure Of Aging Of Trade And Other Receivables Past Due But Not Impaired [Line Items]
Trade receivables	122	196
Trade receivables past due but not impaired [Member] | Between 30 and 60 days overdue [member]
Disclosure Of Aging Of Trade And Other Receivables Past Due But Not Impaired [Line Items]
Trade receivables	3	4
Trade receivables past due but not impaired [Member] | Between 60 and 90 days overdue [member]
Disclosure Of Aging Of Trade And Other Receivables Past Due But Not Impaired [Line Items]
Trade receivables	17	7
Trade receivables past due but not impaired [Member] | More than 90 days overdue [member]
Disclosure Of Aging Of Trade And Other Receivables Past Due But Not Impaired [Line Items]
Trade receivables	$ 3	$ 23